Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Office equipment and furniture [Member] | Maximum [Member]
Estimated useful life	5 years
Office equipment and furniture [Member] | Minimum [Member]
Estimated useful life	3 years
Software [Member] | Maximum [Member]
Estimated useful life	3 years
Software [Member] | Minimum [Member]
Estimated useful life	1 year
Leasehold improvement [Member]
Estimated useful, description	The lesser of remaining lease term or 2 - 3 Years